SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ANTI-DILUTIVE (Details) (Parenthetical)	12 Months Ended
Oct. 31, 2023 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment | shares	8
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant shares of outstanding percentage	50.00%
Commitment value | $	$ 1,125,000
Commitment shares issued percentage	25.00%
Securities Purchase Agreement [Member] | GPL Ventures LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock exercisable percentage	50.00%